Offerings	Sep. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes due 2030
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,580,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,882.60
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Broadcom Inc.'s Registration Statement on Form S-3 (File No. 333-280715), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2036
Amount Registered | shares	2,250,000,000
Maximum Aggregate Offering Price	$ 2,245,207,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 343,741.27
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2038
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,745,747,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,273.94
Offering Note	See Offering Note 1.